SEMIANNUAL REPORT

          June 30, 2002


          OAKHURST(R)

          Phoenix-Oakhurst Strategic Allocation Fund



[GRAPHIC OMITTED]
         PHOENIX
         INVESTMENT PARTNERS, LTD.
         A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      We are pleased to provide this financial summary for the six months ended June 30, 2002 for the Phoenix-Oakhurst Strategic Allocation Fund. If you have any questions, contact your financial advisor or call us at 1-800-243-1574 for information assistance.

      Please visit www.PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center" to find current performance information, access your account, make purchases or exchanges, request service forms, or learn more about all of the Phoenix mutual funds. And, take advantage of our new Investor Resources, including educational, tax and retirement topics.

Sincerely,

/S/ PHILIP R. MCLOUGHLIN
Philip R. McLoughlin

JUNE 30, 2002

        ----------------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a
          bank;  and  are  subject  to  investment  risks,   including
          possible loss of the principal invested.
        ----------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
U.S. GOVERNMENT SECURITIES--4.1%

U.S. TREASURY BONDS--0.3%
U.S. Treasury Bonds 6.25%, 5/15/30 ......    AAA      $   500     $    541,621

U.S. TREASURY NOTES--3.8%
U.S. Treasury Notes 2.75%, 10/31/03 .....    AAA        2,415        2,428,563
U.S. Treasury Notes 4.75%, 2/15/04 ......    AAA          700          724,142
U.S. Treasury Notes 4.625%, 5/15/06 .....    AAA        3,200        3,296,000
U.S. Treasury Notes 5.625%, 5/15/08 .....    AAA        1,100        1,174,078
U.S. Treasury Notes 6%, 8/15/09 .........    AAA          150          162,943
U.S. Treasury Notes 5.75%, 8/15/10 ......    AAA          180          192,544
U.S. Treasury Notes 4.875%, 2/15/12 .....    AAA          500          501,875
                                                                  ------------
                                                                     8,480,145
                                                                  ------------
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,921,310)                                         9,021,766
------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--0.5%
GNMA 6.50%, 6/15/28 .....................    AAA          363          371,800
GNMA 6.50%, 11/15/31 ....................    AAA          972          993,822
GNMA 6.50%, 2/15/32 .....................    AAA          939          960,297
GNMA 6.50%, 4/15/32 .....................    AAA          996        1,018,472
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,301,214)                                         3,344,391
------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.1%
FHLB 4.125%, 1/14/05 ....................    AAA          250          254,126
------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $249,445)                                             254,126
------------------------------------------------------------------------------

MUNICIPAL BONDS--5.4%

CALIFORNIA--1.4%
Kern County Pension Obligation Revenue
Taxable 7.26%, 8/15/14 ..................    AAA          450          502,947

Long Beach Pension Obligation Taxable
6.87%, 9/1/06 ...........................    AAA          905          985,020

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08 ...........    AAA          455          503,740

Ventura County Pension Obligation Revenue
Taxable 6.54%, 11/1/05 ..................    AAA        1,100        1,191,168
                                                                  ------------
                                                                     3,182,875
                                                                  ------------


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
FLORIDA--2.9%
Miami Beach Special Obligation Revenue
Taxable 8.60%, 9/1/21 ...................    AAA      $ 3,600     $  3,926,232

Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 .........    AAA        1,800        1,863,000

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(e) .......    AAA          595          630,361
                                                                  ------------
                                                                     6,419,593
                                                                  ------------

NEW YORK--0.6%
New York State Dormitory Authority
Pension Obligation Revenue Taxable
6.90%, 4/1/03 ...........................    AA-          600          616,974

New York State Environmental Facilities
Corp. 6.70%, 3/15/08 ....................    AAA          600          655,020
                                                                  ------------
                                                                     1,271,994
                                                                  ------------

PENNSYLVANIA--0.5%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A
5.79%, 4/15/09 ..........................    AAA        1,175        1,215,913
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $11,613,570)                                       12,090,375
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.2%
AESOP Funding II LLC 98-1A
6.14%, 5/20/06 ..........................    AAA        1,000        1,032,106

ANRC Auto Owner Trust 01-A, A4
4.32%, 6/16/08 ..........................    AAA        1,600        1,629,456

CPL Transition Funding LLC 02-1, A4
5.96%, 7/15/15 ..........................    AAA          600          618,281

Green Tree Financial Corp. 96-7, M1
7.70%, 10/15/27 .........................    AA-        1,000          986,067

Irwin Home Equity 01-2, 2A4
5.68%, 2/25/16 .........................     AAA          750          765,703

WFS Financial Owner Trust 00-D, A3
6.83%, 7/20/05 ..........................    AAA        1,319        1,350,013



2                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
World Omni Auto Receivables Trust 02-A,
A4 W.I. 4.05%, 7/15/09 ..................    AAA      $   750     $    750,703
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,057,610)                                         7,132,329
------------------------------------------------------------------------------

CORPORATE BONDS--5.2%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. W.I.
8.25%, 7/15/07 ..........................    BBB-         500          494,960

AIRLINES--0.3%
Northwest Airlines Corp. 00-1 8.072%,
10/1/19 .................................    AAA          575          606,252

BROADCASTING & CABLE TV--0.5%
Comcast Cable Communications, Inc.
7.125%, 6/15/13 .........................    BBB          500          450,607

Cox Communications, Inc. 7.75%, 11/1/10 .    BBB          635          603,971
                                                                  ------------
                                                                     1,054,578
                                                                  ------------

BUILDING PRODUCTS--0.2%
Nortek, Inc. Series B 8.875%, 8/1/08 ....    B+           400          404,000

CASINOS & GAMING--0.2%
Harrahs Operating Co., Inc. 7.50%,
1/15/09 .................................    BBB-         250          263,878

MGM Mirage, Inc. 9.75%, 6/1/07 ..........    BB+          100          105,500
                                                                  ------------
                                                                       369,378
                                                                  ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
Cummins Engine, Inc. 6.45%, 3/1/05 ......    BBB-         240          244,278

DIVERSIFIED FINANCIAL SERVICES--0.8%
General Electric Capital Corp. Series MTNA
6%, 6/15/12 .............................    AAA          500          497,628

Pemex Project Funding Master Trust
9.125%, 10/13/10 ........................    BBB-         500          525,000

Stilwell Financial, Inc. W.I. 7.75%,
6/15/09 .................................    A-           750          739,710
                                                                  ------------
                                                                     1,762,338
                                                                  ------------

ENVIRONMENTAL SERVICES--0.2%
Allied Waste Industries 7.875%, 3/15/05 .    BB-          500          490,976

GAS UTILITIES--0.3%
Amerigas Partners/Eagle Finance 8.875%,
5/20/11 .................................    BB+          750          783,750


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08 ..    BB-      $   565     $    586,187

HEALTH CARE FACILITIES--0.4%
HCR Manor Care 7.50%, 6/15/06 ...........    BBB          500          516,902
HEALTHSOUTH Corp. 10.75%, 10/1/08 .......    BB+          250          277,500
                                                                  ------------
                                                                       794,402
                                                                  ------------

HOMEBUILDING--0.2%
Lennar Corp. 7.625%, 3/1/09 .............    BB+          500          510,000

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financial Trust I 144A
6.55%, 12/31/11(d) ......................    AA-        1,000        1,026,625

INSURANCE BROKERS--0.1%
Willis Corroon Corp. 9%, 2/1/09 .........    B+           210          217,350

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 ......    BBB+         250          250,000

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp. 8.375%,
11/1/08 .................................    B+           250          251,250

PACKAGED FOODS AND MEATS--0.2%
Land O Lakes, Inc. 144A 8.75%,
11/15/11(d) .............................    BB           500          467,500

RAILROADS--0.2%
Union Pacific Corp. 6.50%, 4/15/12 ......    BBB          500          522,384

STEEL--0.2%
Allegheny Technologies, Inc. 8.375%,
12/15/11 ................................    BBB+         500          520,390

WIRELESS TELECOMMUNICATION SERVICES--0.1%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 ..................................    BBB          250          207,500
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $11,508,365)                                       11,564,098
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.1%
Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18 ..........................    AAA          875          903,984

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 ................    AAA        2,750        2,936,147

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31(f) ..................    Aaa(c)     2,550        2,686,853


                        See Notes to Financial Statements                      3

Phoenix-Oakhurst Strategic Allocation Fund


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
First Horizon Asset Securities, Inc. 01-5,
A3 6.75%, 8/25/31 .......................    AAA      $ 1,750     $  1,791,836

First Union - Lehman Brothers Commercial
Mortgage 97-C1, B 7.43%, 4/18/29 ........    Aa(c)        600          654,811

First Union Commercial Mortgage Trust
99-C1, A2 6.07%, 10/15/35 ...............    AAA        2,000        2,086,250

G.E. Capital Mortgage Services, Inc. 96-8,
1M 7.25%, 5/25/26 .......................    AA           190          195,370

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/16/29 ..........    Aaa(c)       750          782,897

JP Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 .................................    AAA        2,250        2,343,150

Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B 6.21%,
10/15/35 ................................    AAA        2,000        2,095,061

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07 .................................    AA+          725          784,663

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05 ................................    AAA          325          340,844

Prudential Home Mortgage Securities 94-A,
3B3 6.78%, 4/28/24(e) ...................    AAA(c)     1,067        1,098,672

Residential Funding Mortgage Securities
I 96-S1, A11 7.10%, 1/25/26 .............    AAA          856          872,236

Residential Funding Mortgage Securities
I 96-S4, M1 7.25%, 2/25/26 ..............    AAA          243          249,773

Washington Mutual Bank 99-WM3, 2A5
7.50%, 11/19/29 .........................    Aaa(c)     2,400        2,554,955
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,137,655)                                       22,377,502
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--7.0%

BULGARIA--0.2%
Republic of Bulgaria IAB PDI 2.813%,
7/28/11(e) ..............................    BB-          490          436,100

CHILE--0.3%
Republic of Chile 7.125%, 1/11/12 .......    A-           600          606,379

COLOMBIA--0.2%
Republic of Colombia 9.75%, 4/9/11 ......    BBB          469          480,324



                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
COSTA RICA--0.6%
Republic of Costa Rica 144A 9.335%,
5/15/09(d) ..............................    BB       $ 1,190     $  1,291,150

EL SALVADOR--0.3%
Republic of El Salvador 144A 9.50%,
8/15/06(d) ..............................    BB+          675          754,734

GUATEMALA--0.4%
Republic of Guatemala 144A 10.25%,
11/8/11(d) ..............................    BB           750          855,000

MEXICO--3.3%
United Mexican States 7.50%, 1/14/12 ....    BBB-       4,500        4,448,250
United Mexican States 8.125%, 12/30/19 ..    BBB-       1,875        1,826,250

United Mexican States Series MTN 8.30%,
8/15/31 .................................    BBB-       1,000          972,500
                                                                  ------------
                                                                     7,247,000
                                                                  ------------

PHILIPPINES--0.2%
Republic of the Philippines 9.875%,
1/15/19 .................................    BB+          500          498,000

POLAND--1.4%
Republic of Poland Series PDIB 6%,
10/27/14(e) .............................    BBB+       3,195        3,214,767

RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(e) ..    B+           250          174,063
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $15,251,983)                                       15,557,517
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--1.5%

CANADA--0.3%
Bowater Canada Finance 7.95%, 11/15/11 ..    BBB          750          773,585

CAYMAN ISLANDS--0.2%
Petrobras International Finance 9.75%,
7/6/11 ..................................    Baa(c)       250          195,000

Triton Energy Ltd. 8.875%, 10/1/07 ......    BBB          250          275,000
                                                                  ------------
                                                                       470,000
                                                                  ------------

CHILE--0.3%
Empresa Nacional de Electricidad SA
Series B 8.50%, 4/1/09 ..................    BBB+         200          190,660

Petropower I Funding Trust 144A 7.36%,
2/15/14(d) ..............................    BBB          418          378,222
                                                                  ------------
                                                                       568,882
                                                                  ------------


4                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                         ----------   -------     ------------
NETHERLANDS--0.5%
HSBC Capital Funding LP 144A 9.547%,
12/29/49(d),(e) .........................    A-       $   850     $    999,885

TUNISIA--0.2%
Banque Centrale de Tunisie 7.375%,
4/25/12 .................................    BBB          500          482,500
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,224,949)                                         3,294,852
------------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.6%
Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.882%, 1/25/07(d),(e) ..................    A(c)         687          694,344

Lehman Brothers Targeted Return Index
Securities Trust Series 10-2002 144A
6.835%, 1/15/12(d),(e) ..................    A(c)         684          702,017
------------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,396,858)                                         1,396,361
------------------------------------------------------------------------------


                                                      SHARES
                                                     --------

COMMON STOCKS--54.1%

ADVERTISING--0.9%
Lamar Advertising Co.(b) ............................  50,200        1,867,942

AEROSPACE & DEFENSE--2.4%
General Dynamics Corp. ..............................  26,700        2,839,545
Northrop Grumman Corp. ..............................   9,900        1,237,500
United Technologies Corp. ...........................  18,000        1,222,200
                                                                  ------------
                                                                     5,299,245
                                                                  ------------

AIR FREIGHT & COURIERS--1.4%
FedEx Corp. .........................................  27,700        1,479,180
United Parcel Service, Inc. Class B .................  27,400        1,691,950
                                                                  ------------
                                                                     3,171,130
                                                                  ------------

BANKS--4.5%
Bank of America Corp. ...............................  54,700        3,848,692
Bank of New York Co., Inc. (The) ....................  32,500        1,096,875
FleetBoston Financial Corp. .........................  14,800          478,780
U.S. Bancorp ........................................  61,600        1,438,360
Wells Fargo & Co. ...................................  62,800        3,143,768
                                                                  ------------
                                                                    10,006,475
                                                                  ------------

BROADCASTING & CABLE TV--1.1%
Clear Channel Communications, Inc.(b) ...............  57,100        1,828,342



                                                      SHARES         VALUE
                                                     --------     ------------
BROADCASTING & CABLE TV--CONTINUED
Liberty Media Corp. Class A(b) ......................  66,200     $    662,000
                                                                  ------------
                                                                     2,490,342
                                                                  ------------

COMPUTER HARDWARE--1.0%
International Business Machines Corp. ...............  30,100        2,167,200

DATA PROCESSING SERVICES--1.6%
BISYS Group, Inc. (The)(b) ..........................  54,400        1,811,520
Fiserv, Inc.(b) .....................................  49,500        1,817,145
                                                                  ------------
                                                                     3,628,665
                                                                  ------------

DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The) ..............................  38,900        1,337,382

DIVERSIFIED COMMERCIAL SERVICES--0.8%
Cendant Corp.(b) .................................... 113,100        1,796,028

DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc. .....................................  67,200        2,604,000
Freddie Mac .........................................  21,500        1,315,800
J.P. Morgan Chase & Co. .............................  40,600        1,377,152
Morgan Stanley ......................................  53,400        2,300,472
Stilwell Financial, Inc. ............................  26,300          478,660
                                                                  ------------
                                                                     8,076,084
                                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co. ................................  21,600        1,155,816

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Tech Data Corp.(b) ..................................  36,300        1,373,955

EXCHANGE TRADED FUNDS--1.2%
SPDR Trust Series I .................................  26,400        2,612,544

GENERAL MERCHANDISE STORES--1.2%
Wal-Mart Stores, Inc. ...............................  48,000        2,640,480

HEALTH CARE DISTRIBUTORS & SERVICES--3.0%
Cardinal Health, Inc. ...............................  23,300        1,430,853
McKesson Corp. ...................................... 112,000        3,662,400
Omnicare, Inc. ......................................  63,000        1,654,380
                                                                  ------------
                                                                     6,747,633
                                                                  ------------

HEALTH CARE EQUIPMENT--1.0%
Bard (C.R.), Inc. ...................................  24,200        1,369,236
Beckman Coulter, Inc. ...............................  15,600          778,440
                                                                  ------------
                                                                     2,147,676
                                                                  ------------

HEALTH CARE FACILITIES--1.4%
HCA, Inc. ...........................................  19,700          935,750
HEALTHSOUTH Corp.(b) ................................  84,500        1,080,755


                        See Notes to Financial Statements                      5

Phoenix-Oakhurst Strategic Allocation Fund


                                                      SHARES         VALUE
                                                     --------     ------------
HEALTH CARE FACILITIES--CONTINUED
Manor Care, Inc.(b) .................................  49,100     $  1,129,300
                                                                  ------------
                                                                     3,145,805
                                                                  ------------

INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co. ................................ 106,200        3,085,110

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Class A ..........................  27,700        1,264,782

INTEGRATED OIL & GAS--3.4%
ChevronTexaco Corp. .................................  29,200        2,584,200
Conoco, Inc. ........................................  33,800          939,640
Exxon Mobil Corp. ...................................  65,100        2,663,892
Phillips Petroleum Co. ..............................  22,600        1,330,688
                                                                  ------------
                                                                     7,518,420
                                                                  ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
BellSouth Corp. .....................................  45,200        1,423,800
SBC Communications, Inc. ............................  72,600        2,214,300
Verizon Communications, Inc. ........................  49,700        1,995,455
                                                                  ------------
                                                                     5,633,555
                                                                  ------------

MANAGED HEALTH CARE--0.4%
Caremark Rx, Inc.(b) ................................  54,600          900,900

MOVIES & ENTERTAINMENT--1.6%
AOL Time Warner, Inc.(b) ............................  76,700        1,128,257
Viacom, Inc. Class B(b) .............................  56,500        2,506,905
                                                                  ------------
                                                                     3,635,162
                                                                  ------------

MULTI-LINE INSURANCE--1.7%
American International Group, Inc. ..................  56,000        3,820,880

NETWORKING EQUIPMENT--0.9%
Cisco Systems, Inc.(b) .............................. 135,200        1,886,040

OFFICE SERVICES & SUPPLIES--0.3%
Miller (Herman), Inc. ...............................  33,300          675,990

OIL & GAS DRILLING--0.1%
Transocean, Inc. ....................................   6,200          193,130

OIL & GAS EQUIPMENT & SERVICES--0.4%
Baker Hughes, Inc. ..................................  14,400          479,376
Schlumberger Ltd. ...................................   7,500          348,750
                                                                  ------------
                                                                       828,126
                                                                  ------------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Anadarko Petroleum Corp. ............................  19,900          981,070
Devon Energy Corp. ..................................  34,600        1,705,088
                                                                  ------------
                                                                     2,686,158
                                                                  ------------


                                                      SHARES         VALUE
                                                     --------     ------------
PACKAGED FOODS AND MEATS--0.4%
Dean Foods Co.(b) ...................................  21,400     $    798,220

PAPER PRODUCTS--0.4%
International Paper Co. .............................  20,500          893,390

PHARMACEUTICALS--2.9%
Johnson & Johnson ...................................  42,500        2,221,050
King Pharmaceuticals, Inc.(b) .......................  29,600          658,600
Pfizer, Inc. ........................................ 102,500        3,587,500
                                                                  ------------
                                                                     6,467,150
                                                                  ------------

SEMICONDUCTOR EQUIPMENT--1.5%
Applied Materials, Inc.(b) ..........................  67,200        1,278,144
Lam Research Corp.(b) ...............................  64,600        1,161,508
Novellus Systems, Inc.(b) ...........................  12,000          408,000
Teradyne, Inc.(b) ...................................  21,800          512,300
                                                                  ------------
                                                                     3,359,952
                                                                  ------------

SEMICONDUCTORS--1.3%
Altera Corp.(b) .....................................  57,500          782,000
Fairchild Semiconductor Corp. Class A(b) ............  41,000          996,300
Intel Corp. .........................................  28,500          520,695
Micron Technology, Inc.(b) ..........................  25,300          511,566
                                                                  ------------
                                                                     2,810,561
                                                                  ------------

SOFT DRINKS--3.4%
Coca-Cola Co. (The) .................................  87,300        4,888,800
PepsiCo, Inc. .......................................  54,100        2,607,620
                                                                  ------------
                                                                     7,496,420
                                                                  ------------

SYSTEMS SOFTWARE--2.4%
Microsoft Corp.(b) ..................................  97,800        5,349,660

TELECOMMUNICATIONS EQUIPMENT--0.5%
Harris Corp. ........................................  30,600        1,108,944
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $113,657,508)                                     120,076,952
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.4%

TELECOMMUNICATIONS EQUIPMENT--0.4%
Nokia Oyj ADR (Finland) .............................  57,400          831,152
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,294,213)                                           831,152
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.2%
(IDENTIFIED COST $198,614,680)                                     206,941,421
------------------------------------------------------------------------------


6                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                         ----------   -------    ------------
SHORT-TERM OBLIGATIONS--7.5%

COMMERCIAL PAPER--5.7%
Emerson Electric Co. 2%, 7/1/02 .........    A-1      $ 3,300    $  3,300,000
Harley-Davidson Funding Corp.
1.77%, 7/2/02 ...........................    A-1        3,019       3,018,851
Harley-Davidson Funding Corp.
1.80%, 7/11/02 ..........................    A-1        1,590       1,589,204

Special Purpose Accounts Receivable
Cooperative Corp. 1.83%, 7/11/02 ........    A-1        2,500       2,498,729

Executive Jet, Inc. 1.78%, 7/22/02 ......    A-1+         760         759,210

Special Purpose Accounts Receivables
1.83%, 8/27/02 ..........................    A-1        1,500       1,495,829
                                                                 ------------
                                                                   12,661,823
                                                                 ------------

FEDERAL AGENCY SECURITIES--1.8%
Federal Home Loan Bank DN 1.74%,
7/17/02 .................................    AAA        1,410       1,408,909

Federal Home Loan Bank DN 1.70%,
7/24/02 .................................    AAA        2,500       2,497,285
                                                                 ------------
                                                                    3,906,194
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $16,567,839)                                      16,568,017
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $215,182,519)                                    223,509,438(a)
Other assets and liabilities, net--(0.7)%                          (1,659,491)
                                                                 ------------
NET ASSETS--100.0%                                               $221,849,947
                                                                 ============


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,137,686 and gross depreciation of $12,131,679 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $215,503,431.
(b)Non-income producing.
(c)As rated by Moody's or Fitch.
(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities amounted to a value of $7,169,477 or 3.2% of net assets.
(e)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)All or a portion segregated as collateral for when issued securities.


                        See Notes to Financial Statements                      7

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   including $1,861,412 of securities on loan
   (Identified cost $215,182,519)                                $223,509,438
Cash                                                                    4,692
Short-term investments held as collateral for loaned
   securities                                                       1,940,400
Receivables
   Investment securities sold                                       2,712,722
   Interest and dividends                                           1,270,571
   Fund shares sold                                                     1,425
   Receivable from adviser                                                224
                                                                 ------------
     Total assets                                                 229,439,472
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                  4,886,565
   Collateral on securities loaned                                  1,940,400
   Fund shares repurchased                                            418,557
   Investment advisory fee                                            121,157
   Transfer agent fee                                                  79,491
   Distribution fee                                                    51,808
   Financial agent fee                                                 18,604
   Trustees' fee                                                        9,833
Accrued expenses                                                       63,110
                                                                 ------------
     Total liabilities                                              7,589,525
                                                                 ------------
NET ASSETS                                                       $221,849,947
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $219,473,986
Undistributed net investment income                                   200,673
Accumulated net realized loss                                      (6,151,631)
Net unrealized appreciation                                         8,326,919
                                                                 ------------
NET ASSETS                                                       $221,849,947
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $213,803,195)               15,663,621
Net asset value per share                                              $13.65
Offering price per share $13.65/(1-5.75%)                              $14.48

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,046,752)                    598,593
Net asset value and offering price per share                           $13.44


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $  3,236,241
Dividends                                                             726,260
Security lending                                                        1,288
Foreign taxes withheld                                                (2,036)
                                                                 ------------
     Total investment income                                        3,961,753
                                                                 ------------

EXPENSES
Investment advisory fee                                               771,798
Distribution fee, Class A                                             285,766
Distribution fee, Class B                                              44,316
Financial agent fee                                                   111,403
Transfer agent                                                        176,716
Custodian                                                              17,010
Professional                                                           15,618
Registration                                                           14,987
Trustees                                                               13,787
Printing                                                               12,540
Miscellaneous                                                          14,474
                                                                 ------------
     Total expenses                                                 1,478,415
     Custodian fees paid indirectly                                      (182)
                                                                 ------------
     Net expenses                                                   1,478,233
                                                                 ------------
NET INVESTMENT INCOME                                               2,483,520
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (1,754,211)
Net change in unrealized appreciation (depreciation) on
   investments                                                    (19,930,212)
                                                                 ------------
NET LOSS ON INVESTMENTS                                           (21,684,423)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(19,200,903)
                                                                 ============


8                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                     6/30/02         Year Ended
                                                                                   (Unaudited)        12/31/01
                                                                                   ------------     ------------
FROM OPERATIONS
   Net investment income (loss)                                                    $  2,483,520     $  5,465,828
   Net realized gain (loss)                                                          (1,754,211)      (1,512,878)
   Net change in unrealized appreciation (depreciation)                             (19,930,212)        (246,426)
                                                                                   ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (19,200,903)       3,706,524
                                                                                   ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (2,644,700)      (5,709,411)
   Net investment income, Class B                                                       (69,659)        (150,312)
                                                                                   ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (2,714,359)      (5,859,723)
                                                                                   ------------     ------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (171,448 and 339,601 shares, respectively)           2,511,038        5,066,528
   Net asset value of shares issued from reinvestment of distributions
     (158,553 and 312,694 shares, respectively)                                       2,184,861        4,718,989
   Cost of shares repurchased (834,565 and 1,928,607 shares, respectively)          (12,164,027)     (28,857,503)
                                                                                   ------------     ------------
Total                                                                                (7,468,128)     (19,071,986)
                                                                                   ------------     ------------

CLASS B
   Proceeds from sales of shares (48,384 and 100,304 shares, respectively)              694,661        1,476,090
   Net asset value of shares issued from reinvestment of distributions
     (4,650 and 8,804 shares, respectively)                                              63,152          130,960
   Cost of shares repurchased (76,886 and 151,481 shares, respectively)              (1,083,304)      (2,225,921)
                                                                                   ------------     ------------
Total                                                                                  (325,491)        (618,871)
                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (7,793,619)     (19,690,857)
                                                                                   ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (29,708,881)     (21,844,056)

NET ASSETS
   Beginning of period                                                              251,558,828      273,402,884
                                                                                   ------------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
     OF $200,673 AND $431,512, RESPECTIVELY]                                       $221,849,947     $251,558,828
                                                                                   ============     ============


                        See Notes to Financial Statements                      9

Phoenix-Oakhurst Strategic Allocation Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED DECEMBER 31
                                                   6/30/02           --------------------------------------------------------
                                                 (UNAUDITED)         2001(5)       2000        1999         1998        1997
Net asset value, beginning of period                $14.99           $15.11       $17.56      $17.03       $15.43      $15.52
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.15(4)          0.32(4)      0.40        0.32         0.25        0.30
   Net realized and unrealized gain (loss)           (1.32)           (0.09)       (0.52)       1.51         2.80        2.81
                                                    ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                (1.17)            0.23        (0.12)       1.83         3.05        3.11
                                                    ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.17)           (0.35)       (0.35)      (0.35)       (0.24)      (0.30)
   Distributions from net realized gains                --               --        (1.98)      (0.95)       (1.21)      (2.90)
                                                    ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                             (0.17)           (0.35)       (2.33)      (1.30)       (1.45)      (3.20)
                                                    ------           ------       ------      ------       ------      ------
Change in net asset value                            (1.34)           (0.12)       (2.45)       0.53         1.60       (0.09)
                                                    ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                      $13.65           $14.99       $15.11      $17.56       $17.03      $15.43
                                                    ======           ======       ======      ======       ======      ======
Total return(1)                                      (7.82)%(7)        1.52%       (0.41)%     10.97%       20.38%      20.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $213,803         $242,370     $263,509    $307,130     $318,847    $308,524
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 1.22 %(2)(6)     1.27%(2)     1.22 %(2)   1.20%(3)     1.17%(2)    1.17%
   Net investment income                              2.12 %(6)        2.14%        2.22 %      1.75%        1.51%       1.68%
Portfolio turnover                                      40 %(7)          44%          61 %        69%         144%        355%
                                                                                 CLASS B
                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED DECEMBER 31
                                                   6/30/02           --------------------------------------------------------
                                                 (UNAUDITED)         2001(5)       2000        1999         1998        1997
Net asset value, beginning of period                $14.76           $14.88       $17.36      $16.87       $15.30      $15.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.10(4)          0.20(4)      0.26        0.18         0.12        0.18
   Net realized and unrealized gain (loss)           (1.30)           (0.08)       (0.51)       1.50         2.78        2.77
                                                    ------           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                (1.20)            0.12        (0.25)       1.68         2.90        2.95
                                                    ------           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.12)           (0.24)       (0.25)      (0.24)       (0.12)      (0.18)
   Distributions from net realized gains                --               --        (1.98)      (0.95)       (1.21)      (2.90)
                                                    ------           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                             (0.12)           (0.24)       (2.23)      (1.19)       (1.33)      (3.08)
                                                    ------           ------       ------      ------       ------      ------
Change in net asset value                            (1.32)           (0.12)       (2.48)       0.49         1.57       (0.13)
                                                    ------           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                      $13.44           $14.76       $14.88      $17.36       $16.87      $15.30
                                                    ======           ======       ======      ======       ======      ======
Total return(1)                                      (8.17)%(7)        0.78%       (1.21)%     10.14%       19.53%      19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $8,047           $9,188       $9,894     $12,114      $11,673     $10,931
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 1.97 %(2)(6)     2.02%(2)     1.97 %(2)   1.95%(3)     1.92%(2)    1.92%
   Net investment income                              1.37 %(6)        1.39%        1.48 %      1.01%        1.75%       0.92%
Portfolio turnover                                      40 %(7)          44%          61 %        69%         144%        355%


(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended December 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.19% and 1.94% for Class A and Class B, respectively.
(4) Computed using average shares outstanding.
(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01 for class B, increase net realized and unrealized gains and losses per share by $0.01 for class B, and decrease the ratio of net investment income to average net assets from 2.16% to 2.14% and from 1.41% to 1.39% for class A and class B, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

10                      See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix-Oakhurst Strategic Allocation Fund (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

   Effective January 1, 2001, the Fund adopted the revised AlCPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $99,897 reduction in cost of securities, $99,897 increase in net unrealized appreciation (depreciation) and a corresponding $99,897 decrease in undistributed net investment income, based on securities held by the Fund on December 31, 2000.

   The effect of the accounting changes for the year ended December 31, 2001 was to decrease net investment income by $63,433, increase net unrealized appreciation (depreciation) by $51,427 and increase net realized gains (losses)by $12,006. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deterred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

F. OPTIONS:
   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2002, the Fund had no options.

G. LOAN AGREEMENTS:
   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At June 30, 2002, the Fund had no loan agreements.

H. SECURITY LENDING:
   The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (State Street). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

I. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis begin earning interest on the settlement date.

J. TARGETED RETURN INDEX SECURITIES:
   The Fund invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion; 0.60% of such value between $1 billion and $2 billion; and 0.55% of such value in excess of $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $5,207 for Class A shares and deferred sales charges of $2,962 for Class B shares for the six months ended June 30, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 2002, $76,238 was retained by the Distributor, $238,677 was paid to unaffiliated participants and $15,167 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended June 30, 2002, financial agent fees were $111,403, of which PEPCO received $19,653. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimums and waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2002 transfer agent fees were $176,716 of which PEPCO retained $78,856.

   For the six months ended June 30, 2002, the Fund paid PXP Securities Corp., a wholly-owned subsidiary of PNX, brokerage commissions of $13,674 in connection with portfolio transactions effected by it.

   At June 30, 2002, Phoenix Life Insurance Company and its affiliates held 84 Class A shares and 13,695 Class B shares of the Fund with a combined value of $185,202.

3. PURCHASE AND SALE OF SECURITIES
   During the six months ended June 30, 2002, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $70,080,864 and $68,369,983, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $19,787,151 and $29,568,622, respectively.

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION
   The Fund has capital loss carryovers of $4,102,133 expiring in 2009 which may be used to offset future capital gains. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2001, the Fund utilized post-October losses deferred in the prior year in the amount of $2,567,767.

   As of December 31, 2001, the components of distributable earnings on a tax basis (excluding unrealized appreciation/(depreciation) which is disclosed in the schedule of investments) consist of undistributed ordinary income of $431,512 and undistributed long-term capital gains of $0.

   The differences between the book basis and tax basis components of distributable earnings related principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.


This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Strategic Allocation Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

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PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

-----------------------------------------------------
   IMPORTANT NOTICE TO SHAREHOLDERS
   The Securities and Exchange Commission has
   modified mailing regulations for semiannual and
   annual shareholder fund reports to allow mutual
   fund companies to send a single copy of these
   reports to shareholders who share the same
   mailing address. If you would like additional
   copies, please call Mutual Fund Services at
   1-800-243-1574.
-----------------------------------------------------



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM

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                                                          -------------------
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                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
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                                                          -------------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

E-Delivery of Fund Communications Coming Soon!
Soon you can elect to receive notification via email when your quarterly account statements and fund materials, like prospectuses and annual reports, are available on our Web site. By electing this service, we will discontinue the paper mailings. If you would like us to notify you as soon as this service is available, please call us at 1-800-243-1574 or send us an email from WWW.PHOENIXINVESTMENTS.COM.


PXP 462 (8/02)